INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAX [Abstract]
Schedule of Income Tax Expenses
	Year Ended December 31,
	2013	2012	2011
Current	$1,224,430	$696,694	$2,190,005
Deferred	(5,400)	(139,266)	(50,976)
Income tax expenses	$1,219,030	$557,428	$2,139,029

Schedule of Effective Income Tax Reconciliation
	Year Ended December 31,
	2013	2012	2011
Computed "expected" income tax expenses	$1,322,219	$818,452	$3,798,420
Effect on tax incentive / holiday	(645,720)	(383,472)	(1,740,969)
Non-deductable expense	542,531	122,448	81,578
Income tax expenses	$1,219,030	$557,428	$2,139,029

Schedule of Deferred Tax Assets
	December 31,
	2013	2012	2011

Provision of doubtful accounts	$200,427	$191,564	$51,821